SHAREHOLDERS' EQUITY - Schedule of warrants and warrants units outstanding (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares
Class of Warrant or Right [Line Items]
NUMBER OF WARRANTS | $	$ 3,950,217
EXERCISE PRICE | $ / shares	$ 88
Reverse share split	1-for-10
August 2019 warrants [Member]
Class of Warrant or Right [Line Items]
ISSUANCE DATE	Aug. 22, 2019
NUMBER OF WARRANTS | $	$ 205,268
EXERCISE PRICE | $ / shares	$ 67.2	[1],[2]
EXERCISABLE THROUGH	Aug. 22, 2024
December 2019 warrants [Member]
Class of Warrant or Right [Line Items]
ISSUANCE DATE	Dec. 09, 2019
NUMBER OF WARRANTS | $	$ 92,321
EXERCISE PRICE | $ / shares	$ 67.2	[1],[2]
EXERCISABLE THROUGH	Dec. 08, 2024
Warrants 2019 Convertible Notes placement agent [Member]
Class of Warrant or Right [Line Items]
ISSUANCE DATE	Dec. 09, 2019
NUMBER OF WARRANTS | $	$ 55,785
EXERCISE PRICE | $ / shares	$ 67.2	[1],[2]
EXERCISABLE THROUGH	Dec. 08, 2024
Warrants to underwriter [Member]
Class of Warrant or Right [Line Items]
ISSUANCE DATE	Sep. 03, 2020
NUMBER OF WARRANTS | $	$ 125,000
EXERCISE PRICE | $ / shares	$ 100	[2]
EXERCISABLE THROUGH	Sep. 01, 2025
Warrants to underwriter [Member]
Class of Warrant or Right [Line Items]
ISSUANCE DATE	Oct. 05, 2020
NUMBER OF WARRANTS | $	$ 375,000
EXERCISE PRICE | $ / shares	$ 88	[2]
EXERCISABLE THROUGH	Sep. 03, 2025
IPO warrants [Member]
Class of Warrant or Right [Line Items]
ISSUANCE DATE	Sep. 03, 2020
NUMBER OF WARRANTS | $	$ 2,812,170
EXERCISE PRICE | $ / shares	$ 88	[2]
EXERCISABLE THROUGH	Sep. 03, 2025
PIPE warrants [Member]
Class of Warrant or Right [Line Items]
ISSUANCE DATE	Mar. 11, 2021
NUMBER OF WARRANTS | $	$ 232,500
EXERCISE PRICE | $ / shares	$ 46	[2]
EXERCISABLE THROUGH	Sep. 10, 2026
Warrants to PIPE placement agent [Member]
Class of Warrant or Right [Line Items]
ISSUANCE DATE	Mar. 11, 2021
NUMBER OF WARRANTS | $	$ 52,173
EXERCISE PRICE | $ / shares	$ 50.6	[2]
EXERCISABLE THROUGH	Mar. 08, 2026

[1]	Each 10 warrants are exercisable into one IPO unit consisting of one share and one IPO warrant with an exercise price of $88.0 (note 4d).
[2]	Exercise prices amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split (note 4d).